Note 11 - Borrowings	12 Months Ended
Mar. 31, 2013
Debt Disclosure [Text Block]
Debt Disclosure [Text Block]
11.	BORROWINGS

Short-term borrowings at March 31, 2012 and 2013 consist of bank overdrafts that bear fixed rate interest. The weighted average rates at March 31, 2012 and 2013 were 0.806% and 0.690%, respectively.

Long-term borrowings as of March 31, 2012 and 2013 consist of the following:

	Thousands of Yen		Thousands of U.S. Dollars
	2012	2013	2013
Long-term installment payable at various dates through calendar 2014. Interest is payable at variable rates based on Tokyo InterBank Offered Rate (TIBOR) which were 0.336% and 0.250% as of March 31, 2012 and 2013, respectively. Weighted average interest rates were 1.026% and 0.962% at March 31, 2012 and 2013, respectively.	¥3,000,000	¥1,990,000	$21,134

Less current portion	(1,010,000)	(1,010,000)	(10,726)

Long-term borrowings, less current portion	¥1,990,000	¥980,000	$10,408

Annual maturities of long-term borrowings for the years subsequent to March 31, 2013 are as follows:

	Thousands of Yen	Thousands of U.S. Dollars
Year ending March 31:
2014	1,010,000	10,726
2015	980,000	10,408
Total	¥1,990,000	$21,134

Substantially all short-term and long-term bank borrowings are made under agreements which, as is customary in Japan, provide that under certain conditions the bank may require the borrower to provide collateral (or additional collateral) or a guarantor with respect to the borrowings and that the bank may treat any collateral, whether furnished as security for short-term or long-term loans or otherwise, as collateral for all indebtedness to such bank. Also, provisions of certain loan agreements grant certain rights of possession to the lenders in the event of default.  The Company did not provide banks with any collateral for outstanding loans as of March 31, 2013.

The Company entered into bank overdraft agreements with certain Japanese banks for which the unused balance outstanding as of March 31, 2013 was ¥10,600,000 thousand ($112,574 thousand).